Statutory Reserves	9 Months Ended
Sep. 30, 2011
Statutory Reserves [Abstract]
Statutory Reserves [Text Block]
NOTE 15 – STATUTORY RESERVES

The Company is required to make appropriations to reserve funds, comprising the statutory surplus reserve, statutory public welfare fund and discretionary surplus reserve, based on after-tax net income determined in accordance with PRC Corporation Law. Appropriation to the statutory surplus reserve should be at least 10% of the after tax net income determined in accordance with the PRC Company Law until the reserve is equal to 50% of the entities’ registered capital or members’ equity. Hengchang Agriculture did not make any such appropriation for the nine months ended September 30, 2011 and 2010 since the reserve balance as of December 31, 2009 reached 50% of its registered capital. Hengjiu made $4,488 and $0 as statutory reserves for the nine months ended September 30, 2011 and 2010, respectively. The accumulated balance of the statutory reserve of the Company as of September 30, 2011 and December 31, 2010 was $347,445 and $342,957, respectively.

In accordance with the PRC laws and regulations, the Company is restricted in their ability to transfer a portion of its net assets to the Company’s owner in the form of dividends. This portion $347,445 and $342,957 as of September 30, 2011 and December 31, 2010, respectively, represents the accumulated balance of statutory reserve maintained by the Company.